ADVANCES FROM THE FEDERAL HOME LOAN BANK	42 Months Ended
Jun. 30, 2011
Advances From Federal Home Loan Banks [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK
NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at December 31, 2010 and 2009 by pledges of certain residential mortgage loans totaling $34.1 million and $42.1 million, respectively, and the Savings Bank’s investment in Federal Home Loan Bank stock are summarized as follows:

	Maturing	Unaudited
	year ending	June 30,
Interest rate range	December 31,	2011	2010	2009
(at fixed rates)			(Dollars in thousands)

2.98% - 4.61%	2010	$-	$-	$9,000
4.39% - 5.12%	2011	9,210	-	-
2.94% - 5.44%	2012	1,212	1,150	2,023
3.13%	2013	939	-	-
1.50% - 4.84%	2014	2,678	2,291	3,027
4.31% - 5.36%	2015	5,260	5,965	7,733
4.07% - 5.25%	2016	11,114	667	868
5.27% - 5.35%	2017	1,836	1,969	2,643
1.78% - 4.18%	2018	4,981	6,024	8,378
1.81%	2020	7,015	9,234	-

		$44,245	$27,300	$33,672

Weighted-average interest rate		3.94%	3.64%	4.33%

The borrowings require principal payments as follows:

2011	$4,545	$4,274
2012	9,357	4,409
2013	9,726	4,254
2014	10,110	4,061
2015	10,507	3,166
Thereafter	-	7,136

	$44,245	$27,300